Fees and Commissions Income (Tables)	12 Months Ended
Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Details of Fees and Commissions Income
Details of fees and commissions income for the fiscal years ended March 31, 2021, 2022 and 2023 were as follows:

	2021	2022	2023
	(in millions)
Fees and commissions on deposits	¥50,131	¥51,032	¥49,785
Fees and commissions on remittances and transfers	165,288	157,236	147,582
Fees and commissions on foreign trading business	79,353	56,344	69,010
Fees and commissions on credit card business	199,625	207,080	230,386
Fees and commissions on security-related services	244,017	264,530	224,900
Fees and commissions on administration and management services for investment funds	235,497	286,549	282,282
Trust fees	125,658	133,322	131,069
Guarantee fees(1)	43,889	45,849	47,986
Insurance commissions	42,117	42,353	49,420
Fees and commissions on real estate business	48,110	65,611	68,407
Other fees and commissions(2)	293,598	348,957	400,810
Total	¥1,527,283	¥1,658,863	¥1,701,637

Notes:
(1)Guarantee fees are not within the scope of the guidance on revenue from contracts with customers.
(2)Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.